Eaton Vance
New Jersey Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 99.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.3%
New Jersey Infrastructure Bank, Green Bonds, 5.00%, 9/1/49	$425	$ 447,415
		$ 447,415
Education — 7.6%
Essex County Improvement Authority, NJ, (North Star Academy Charter School of Newark, Inc.):
5.00%, 7/15/40(1)	$370	$ 375,104
5.00%, 7/15/54(1)	500	486,716
5.00%, 7/15/64(1)	775	740,747
New Jersey Educational Facilities Authority, (Institute for Advanced Study), (SPA: TD Bank, N.A.), 2.80%, 7/1/31(2)	2,700	2,700,000
New Jersey Educational Facilities Authority, (Princeton University):
2.00%, 3/1/38	3,565	2,669,763
5.00%, 3/1/41	2,000	2,162,334
Passaic County Improvement Authority, NJ, (Paterson Charter School for Science and Technology, Inc.):
4.125%, 7/1/33	700	690,800
4.50%, 7/1/40	1,000	966,800
5.00%, 7/1/44	500	493,339
		$ 11,285,603
General Obligations — 13.9%
Bergen County Improvement Authority, NJ, (Bergen New Bridge Medical Center), 5.00%, 8/1/42	$2,575	$ 2,748,265
Bergen County Improvement Authority, NJ, (County Courthouse Project), 5.00%, 6/1/54	3,000	3,164,069
Cherry Hill Township School District, NJ:
4.00%, 8/1/40	1,885	1,865,674
4.00%, 8/1/42	3,525	3,422,631
Metuchen School District, NJ, 4.00%, 7/15/40	2,620	2,588,360
North Brunswick Township Board of Education, NJ, 4.00%, 5/15/42(3)	4,090	4,027,266
Passaic County Improvement Authority, NJ, (Senior Housing), 4.125%, 11/1/56	750	712,917
Puerto Rico, 5.625%, 7/1/29	1,000	1,039,982
Summit, NJ, 3.00%, 7/15/45	685	550,429
Tenafly School District, NJ, 4.00%, 8/1/44	470	463,239
		$ 20,582,832
Security	Principal Amount (000's omitted)	Value
Hospital — 12.8%
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	$105	$ 105,059
New Jersey Health Care Facilities Financing Authority, (Hackensack Meridian Health, Inc.):
5.00%, 7/1/35	2,795	2,849,022
5.00%, 7/1/38	2,005	2,030,821
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group):
4.125%, 7/1/54	2,500	2,208,944
5.25%, 7/1/49	2,000	2,079,384
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health), 4.25%, 7/1/54	4,400	4,380,124
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
3.00%, 7/1/32	1,100	984,684
3.125%, 7/1/33	835	740,502
4.00%, 7/1/48	2,820	2,365,626
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (LOC: TD Bank, N.A.), 3.00%, 7/1/43(2)	1,100	1,100,000
		$ 18,844,166
Housing — 2.7%
New Jersey Housing and Mortgage Finance Agency, Social Bonds, 3.50%, 5/1/29	$1,000	$ 991,708
New Jersey Housing and Mortgage Finance Agency, (Montgomery Gateway Apartments), (FNMA), 4.55%, 5/1/41	1,000	1,015,891
New Jersey Housing and Mortgage Finance Agency, SFMR, Social Bonds, 4.50%, 10/1/42	1,975	1,976,124
		$ 3,983,723
Industrial Development Revenue — 5.5%
New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 5.00%, 8/1/59	$3,025	$ 2,982,198
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.):
(AMT), 1.10% to 12/1/27 (Put Date), 11/1/29	2,000	1,802,227
(AMT), 3.75% to 6/1/28 (Put Date), 11/1/34	750	746,344
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), 3.375%, 4/1/38	3,000	2,580,716
		$ 8,111,485
Insured - Education — 4.6%
Gloucester County Improvement Authority, NJ, (Rowan University), (BAM), 5.00%, 7/1/49	$3,000	$ 3,074,813

Eaton Vance
New Jersey Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Education (continued)
New Jersey Educational Facilities Authority, (Montclair State University):
(AGM), 5.00%, 7/1/43	$2,150	$ 2,254,035
(AGM), 5.00%, 7/1/44	1,330	1,389,030
		$ 6,717,878
Insured - Electric Utilities — 2.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,020	$ 2,915,290
		$ 2,915,290
Insured - Escrowed/Prerefunded — 0.3%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	$380	$ 389,404
		$ 389,404
Insured - General Obligations — 5.3%
Jersey City Board of Education, NJ, (AGM), 4.00%, 8/15/40	$1,000	$ 980,451
Montclair Board of Education, NJ, (BAM), 4.00%, 1/15/43	4,200	4,002,397
Paramus, NJ, (AGC), 2.00%, 10/1/36	1,910	1,499,394
Paterson, NJ, (BAM), 5.00%, 1/15/26	1,305	1,306,742
		$ 7,788,984
Insured - Special Tax Revenue — 9.4%
Casino Reinvestment Development Authority, NJ:
(AGC), 4.00%, 11/1/44	$1,500	$ 1,356,348
(AGC), 5.00%, 11/1/40	1,000	1,057,294
(AGC), 5.00%, 11/1/41	795	834,205
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	6,500	6,219,969
(AGC), 0.00%, 7/1/27	1,900	1,747,375
(NPFG), 5.25%, 7/1/26	1,620	1,647,992
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AGM), 5.00%, 11/15/42	1,000	1,063,416
		$ 13,926,599
Insured - Transportation — 2.1%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$ 2,021,843
South Jersey Transportation Authority, NJ, (BAM), 5.00%, 11/1/38	1,000	1,073,484
		$ 3,095,327
Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 3.6%
Jersey City Municipal Utilities Authority, NJ:
(BAM), 5.75%, 10/15/37	$510	$ 589,360
(BAM), 5.75%, 10/15/39	900	1,031,056
Passaic Valley Water Commission, NJ, Water Supply System Revenue:
(AGM), 4.00%, 12/1/53	3,000	2,816,401
(AGM), 5.00%, 12/1/42	875	927,628
		$ 5,364,445
Lease Revenue/Certificates of Participation — 7.8%
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	$1,700	$ 1,756,832
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/39	1,000	957,312
4.125%, 6/15/50	2,500	2,261,959
5.00%, 6/15/42	1,000	1,043,899
5.00%, 6/15/46	1,500	1,530,658
2023 Series AA, 5.00%, 6/15/38	1,000	1,059,399
New Jersey Transportation Trust Fund Authority, (Transportation System), 4.00%, 6/15/36	1,500	1,481,585
Union County Improvement Authority, NJ, 4.125%, 4/15/54	1,500	1,410,141
		$ 11,501,785
Other Revenue — 2.7%
Tobacco Settlement Financing Corp., NJ, 5.25%, 6/1/46	$3,965	$ 3,981,590
		$ 3,981,590
Special Tax Revenue — 1.4%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 196,903
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,995	1,908,690
		$ 2,105,593
Student Loan — 2.2%
New Jersey Higher Education Student Assistance Authority:
5.636%, (90-day SOFR Average + 0. 95%), 6/1/36(4)	$660	$ 658,111
(AMT), 3.25%, 12/1/29	355	346,532
(AMT), 4.00%, 12/1/34	155	154,880
(AMT), 5.25%, 12/1/54	2,225	2,154,514
		$ 3,314,037

Eaton Vance
New Jersey Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 12.9%
Delaware River and Bay Authority:
4.00%, 1/1/44	$1,005	$ 933,362
5.00%, 1/1/49	1,125	1,173,993
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	275,069
New Jersey Turnpike Authority:
4.125%, 1/1/54	765	708,896
4.50%, 1/1/48	735	735,721
5.25%, 1/1/49	1,145	1,212,771
Port Authority of New York and New Jersey:
5.00%, 1/15/32(3)	1,810	2,000,928
5.00%, 1/15/40(3)	1,000	1,085,424
(AMT), 5.00%, 11/15/36	2,000	2,014,066
(AMT), 5.00%, 8/1/37	1,000	1,041,963
(AMT), 5.00%, 7/15/40	1,375	1,421,517
(AMT), 5.00%, 1/15/47	1,000	1,002,953
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/42	2,325	2,333,992
South Jersey Transportation Authority, NJ:
4.00%, 11/1/50	2,000	1,731,392
4.625%, 11/1/47	1,500	1,441,055
		$ 19,113,102
Water and Sewer — 2.2%
Jersey City Municipal Utilities Authority, NJ, 5.00%, 5/1/25	$2,000	$ 2,000,000
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/54	1,460	1,319,803
		$ 3,319,803
Total Tax-Exempt Municipal Obligations (identified cost $149,900,169)		$146,789,061

Taxable Municipal Obligations — 1.8%
Security	Principal Amount (000's omitted)	Value
General Obligations — 1.8%
Atlantic City, NJ, 7.50%, 3/1/40	$455	$ 514,109
Monroe Township Board of Education, NJ:
1.126%, 3/1/26	585	570,863
1.357%, 3/1/27	500	477,054
1.547%, 3/1/28	500	467,351
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Monroe Township Board of Education, NJ: (continued)
2.729%, 8/1/33	$700	$ 603,323
Total Taxable Municipal Obligations (identified cost $2,790,152)		$ 2,632,700
Total Investments — 101.1% (identified cost $152,690,321)		$149,421,761
Other Assets, Less Liabilities — (1.1)%		$ (1,693,172)
Net Assets — 100.0%		$147,728,589
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $1,799,470 or 1.2% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2025.
(3)	When-issued security.
(4)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2025.
The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2025, 26.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.3% to 8.5% of total investments.

Eaton Vance
New Jersey Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FNMA	– Federal National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
The Fund did not have any open derivative instruments at April 30, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$146,789,061	$ —	$146,789,061
Taxable Municipal Obligations	—	2,632,700	—	2,632,700
Total Investments	$ —	$149,421,761	$ —	$149,421,761
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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